RECEIVABLE FACTORING (Details Narrative) - Facility Agreement [Member] - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 386,644		$ 423,483	$ 677,640
Effective interest rate	9.90%		10.00%	10.00%
Weighted average interest rate	9.90%		10.00%	10.00%
Interest expense	$ 16,185	$ 18,653	$ 62,441	$ 76,496